Trade and Other Receivables - Schedule of Aging of Accounts Receivables (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Trade and Other Current Receivables [line items]
Accounts receivables	R$ 1,081,779	R$ 921,353
Not yet due [member]
Trade and Other Current Receivables [line items]
Accounts receivables	1,025,211	747,324
Up to 90 days [member]
Trade and Other Current Receivables [line items]
Accounts receivables	43,845	167,104
Over 91 days [member]
Trade and Other Current Receivables [line items]
Accounts receivables	R$ 12,723	R$ 6,925